SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Assets	$ 490,424	$ 490,095
UNITED STATES
Disclosure of products and services [line items]
Assets	210,633	211,947
Canada
Disclosure of products and services [line items]
Assets	48,663	50,899
United Kingdom
Disclosure of products and services [line items]
Assets	34,657	36,289
Australia
Disclosure of products and services [line items]
Assets	29,281	27,599
Brazil
Disclosure of products and services [line items]
Assets	23,113	29,306
INDIA
Disclosure of products and services [line items]
Assets	27,458	23,093
GERMANY
Disclosure of products and services [line items]
Assets	10,967	15,636
Colombia
Disclosure of products and services [line items]
Assets	15,643	13,344
Other Europe
Disclosure of products and services [line items]
Assets	47,018	45,583
Other Asia
Disclosure of products and services [line items]
Assets	20,339	21,149
Other
Disclosure of products and services [line items]
Assets	$ 22,652	$ 15,250